Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of components of right-of-use assets, short-term lease liabilities and long-term lease liabilities

The components of right-of-use assets, short-term lease liabilities and long-term lease liabilities at December 31, 2022, is as follows:

	Operating	Finance
	Leases	Leases
Right-of-use assets	$1,381	$349	(1)
Short-term lease liabilities	$300	$70
Long-term lease liabilities	$1,429	$164

(1)Net of accumulated depreciation, included in fixed assets

Schedule of components of lease expense

The components of lease expense for the year ended December 31, 2022, were as follows:

Operating lease expense	$443
Finance lease expense:
Amortization of ROU assets	16
Interest on lease liabilities	4
Total finance lease expense	20
Total lease expense	$463

Schedule of maturities of lease liabilities under noncancellable leases

Maturities of lease liabilities under noncancellable leases as of December 31, 2022, are as follows:

	Operating	Finance
	Leases	Leases
2023	$429	$87
2024	378	87
2025	205	77
2026	213	9
2027	219	7
Thereafter	884	—
Total undiscounted lease payments	2,328	267
Less imputed interest	(600)	(33)
Total lease liabilities	$1,728	$234

Schedule of future minimum lease payments	Future minimum lease payments for each of the five years ending December 31, 2021, were as follows:

2022	$188
2023	194
2024	199
2025	205
2026	213
Thereafter	1,102
$2,101